Exit or Disposal Activities (Tables)	12 Months Ended
Dec. 31, 2011
Exit or Disposal Activities [Abstract]
Summary of exit or disposal activities costs

Exit Plan	Balance at December 31, 2010	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2011
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs		$339	$(142)		$197
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs		182	(26)		156
Global Finishes Group stores shutdown in 2011:
Severance and related costs		316	(187)		129
Other qualified exit costs		597	(127)		470
Global Finishes Group stores shutdown in 2010:
Other qualified exit costs	$1,114		(159)		955
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs	4			$(4)
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	2,022		(805)	3	1,220
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Other qualified exit costs	1,820		(918)	262	1,164
Consumer Group manufacturing facilities shutdown in 2009:
Other qualified exit costs	721		(245)	(74)	402
Other qualified exit costs for facilities shutdown prior to 2009	10,366		(3,572)	(1,087)	5,707

Totals	$16,047	$1,434	$(6,181)	$(900)	$10,400

Exit Plan	Balance at December 31, 2009	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2010
Global Finishes Group branches shutdown in 2010:
Severance and related costs		$31	$(31)
Other qualified exit costs		1,283	(169)		$1,114
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs		182	(178)		4
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	$3,213		(1,213)	$22	2,022
Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs	4,532	457	(3,534)	(1,455)
Other qualified exit costs	2,258		(612)	(925)	721
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs	204		(78)	(126)
Other qualified exit costs	3,703		(1,288)	(595)	1,820
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	70		(66)	(4)
Other qualified exit costs	5,426		(1,864)	(504)	3,058
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	311			(311)
Other qualified exit costs	83		(60)	219	242
Global Finishes Group administrative offices and branches shutdown in 2008:
Other qualified exit costs	88		(88)
Other qualified exit costs for facilities shutdown prior to 2008	11,245		(2,094)	(2,085)	7,066

Totals	$31,133	$1,953	$(11,275)	$(5,764)	$16,047

Exit Plan	Balance at January 1, 2009	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2009
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs		$3,898	$(685)		$3,213
Consumer Group manufacturing facilities shutdown in 2009:
Severance and related costs		7,345	(2,813)		4,532
Other qualified exit costs		2,428	(170)		2,258
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Severance and related costs		629	(425)		204
Other qualified exit costs		4,614	(911)		3,703
Paint Stores Group manufacturing and distribution facilities, administrative offices and stores shutdown in 2008:
Severance and related costs	$324	868	(937)	$(185)	70
Other qualified exit costs	4,450		(2,602)	3,578	5,426
Consumer Group manufacturing and distribution facilities shutdown in 2008:
Severance and related costs	449	82	(33)	(187)	311
Other qualified exit costs	150		(67)		83
Global Finishes Group administrative offices and branches shutdown in 2008:
Severance and related costs	397		(397)
Other qualified exit costs	240		(294)	142	88
Paint Stores Group manufacturing facility shutdown in 2007:
Severance and related costs	33		(9)	(24)
Other qualified exit costs	1,859		(430)	149	1,578
Consumer Group manufacturing facility shutdown in 2007:
Other qualified exit costs	2,036			130	2,166
Other qualified exit costs for facilities shutdown prior to 2007	11,686		(2,550)	(1,635)	7,501

Totals	$21,624	$19,864	$(12,323)	$1,968	$31,133